Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-	OTHER CURRENT ASSETS

	December 31,
	2021	2020

Prepaid insurance policies	$142,420	$27,340
Government authorities	103,354	54,977
Other	7,016	7,792

	$252,790	$90,109